Deferred tax balances	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Deferred tax balances
14     Deferred tax balances
The movement for the year in the Group’s net deferred tax position is as follows:

	2021	2020	2019
	US$M	US$M Restated	US$M Restated
Net deferred tax (liability)/asset
At the beginning of the financial year	(91)	(491)	569
Impact of change in accounting policies (1)	–	–	(1,021)
Income tax (charge)/credit recorded in the income statement (2)	(1,325)	335	(81)
Income tax credit recorded directly in equit y	42	34	15
Other movements	(28)	31	27

At the end of the financial year	(1,402)	(91)	(491)

(1)
Deferred tax has been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’, resulting in the retrospective recognition of US$1,021 million of Deferred tax. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.

(2)	Includes Discontinued operations income tax credit to the income statement of US$ nil (2020: US$ nil; 2019: US$40 million).
For recognition and measurement refer to note 6 ‘Income tax expense’.
Th
e
composition of the Group’s net deferred tax assets and liabilities recognised in the balance sheet and the deferred tax expense charged/(credited) to the income statement is as follows:

	Deferred tax assets		Deferred tax liabilities		Charged/(credited) to the income statement
	2021	2020	2021	2020	2021	2020	2019
	US$M	US$M	US$M	US$M Restated	US$M	US$M	US$M
Type of temporary difference

Depreciation (1)(2)	(1,349)	(2,749)	4,716	2,828	488	1,394	(951)
Exploration expenditur e	51	398	–	–	347	51	43
Employee benefits	94	353	(333)	(26)	(68)	(38)	14
Closure and rehabilitation	638	2,100	(2,086)	(109)	(515)	(334)	(53)
Resource rent tax	122	359	368	921	(309)	(119)	(179)
Other provisions	108	173	(227)	(239)	77	(268)	(2)
Deferred income	11	(4)	(16)	–	(31)	33	(9)
Deferred charges	(36)	(383)	602	187	68	(132)	56
Investments, including foreign tax credits	147	348	671	458	414	(77)	70
Foreign exchange gains and losses	(3)	(134)	133	(61)	63	(18)	(45)
Tax losses	1,999	2,759	(82)	–	678	(148)	1,147
Lease liability (1)	68	548	(658)	(245)	67	(793)	–
Other	62	(80)	226	65	46	114	(10)
Total	1,912	3,688	3,314	3,779	1,325	(335)	81

(1)	Includes deferred tax associated with the recognition of right-of-use assets and lease liabilities on adoption of IFRS 16. Refer to note 21 ‘Leases’.

(2)
FY2020 has been restated to reflect the impact of the change to the Group’s
accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.

The amount of deferred tax assets dependent on future taxable profits not arising from the reversal of existing deferred tax liabilities, and which relate to tax jurisdictions where the taxable entity has suffered a loss in the current or preceding year, was US$1,675 million at 30 June 2021 (2020: US$2,865 million). For operating assets, the group assesses the recoverability of these deferred tax assets using estimates and assumptions relating to projected earnings and cash flows as applied in the Group impairment process for associated operations. Further information on the key judgements and estimates relating to the recognition of deferred tax assets is provided in note 6 ‘Income tax expense’.
T
he composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2021	2020
	US$M	US$M Restated

Unrecognised deferred tax assets
Tax losses and tax credits (1)	5,944	4,088
Investments in subsidiaries (2)	1,712	1,575
Deductible temporary differences relating to PRRT (3)	2,402	2,079
Mineral rights (4)	3,359	3,265
Other deductible temporary differences (5)	1,630	673

Total unrecognised deferred tax assets	15,047	11,680

Unrecognised deferred tax liabilities
Investments in subsidiaries (2)	2,203	2,375
Future taxable temporary differences relating to unrecognised deferred tax asset for PRRT (3)	720	624

Total unrecognised deferred tax liabilities	2,923	2,999

(1)
At 30 June 2021, the Group had income and capital tax losses with a tax benefit of US$3,569 million (2020: US$2,405 million) and tax credits of US$2,375 million (2020: US$1,683 million), which are not recognised as deferred tax assets, because it is not probable that future taxable profits or capital gains will be available against which the Group can utilise the benefits.

The gross amount of tax losses carried forward that have not been recognised is as follows:

Year of expiry	2021	2020
	US$M	US$M
Income tax losses
Not later than one year	13	474
Later than one year and not later than two years	5	240
Later than two years and not later than five years	105	2,525
Later than five years and not later than 10 years	1,449	679
Later than 10 years and not later than 20 years	3,347	2,379
Unlimited	4,799	2,262

	9,718	8,559

Capital tax losses
Not later than one year	–	–
Later than two years and not later than five years	–	–
Unlimited	4,238	4,150

Gross amount of tax losses not recognised	13,956	12,709

Tax effect of total losses not recognised	3,569	2,405

Of the US$2,375 million of tax credits, US$1,805 million expires not later than 10 years and US$570 million expires later than 10 years and not later than 20 years.

(2)
The Group had deferred tax assets and deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised because the Group is able to control the timing of the reversal of the temporary differences and it is not probable that these differences will reverse in the foreseeable future. Where the Group has undistributed earnings held by associates and joint interests, the deferred tax liability will be recognised as there is no ability to control the timing of the potential distributions.

(3)
The Group had unrecognised deferred tax assets relating to Australian Petroleum Resource Rent Tax (PRRT). Recognition of a deferred tax asset for PRRT depends on benefits expected to be obtained from the deduction against PRRT liabilities
.
As PRRT payments are deductible for income tax purposes, to the extent these PRRT deferred tax assets are recognised this would give rise to a corresponding deferred tax liability for income tax (presented as the future taxable temporary differences relating to the unrecognised PRRT deferred tax assets).

(4)
The Group had deductible temporary differences relating to mineral rights for which deferred tax assets had not been recognised because it is not probable that future capital gains will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.

(5)
The Group had other deductible temporary differences for which deferred tax assets had not been recognised because it is not probable that future taxable profits will be available against which the Group can utilise the benefits. The deductible temporary differences do not expire under current tax legislation.